S000079198 [Member] Average Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	23.20%
MSCI USA Value Extended ESG Focus Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.51%	9.60%
iShares ESG Aware MSCI USA Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.26%	9.38%
Performance Inception Date		Jan. 31, 2023
iShares ESG Aware MSCI USA Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.71%	8.76%
iShares ESG Aware MSCI USA Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	7.15%